UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Q   uarter End September 30, 2008

Check here if Amendment [ ]; Amendment Number:______
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:        Veredus Asset Management LLC
Address:     6060 Dutchmans Lane Suite 320
             Louisville, KY 40205

Form 13F File Number:      28-7802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James R. Jenkins
Title:   V.P. & Chief Operating Officer
Phone:   (502) 899-4080

Signature, Place, and Date of Signing:

JAMES R. JENKINS           LOUISVILLE, KENTUCKY               October 2, 2008
----------------           --------------------               ---------------
  [Signature]                 [City, State]                      [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              89

Form 13F Information Table Value Total:              $658,163
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                           VALUE               SH/   PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
                NAME                TITLE     CUSIP        (000s)    SHARES    PRN   CALL   DISCRTN    MGRS      SOLE   SHARE   NONE
------------------------------------------------------------------------------------------------------------------------------------

ABBOTT LABORATORIES                 com    002824100       3,443      59,800   SH           SOLE                59,800
AERO VIRONMENT INC.                 com    008073108      11,938     373,635   SH           SOLE               317,510      56,125
AEROPOSTALE                         com    007865108      17,564     547,000   SH           SOLE               465,600      81,400
AMAZON COM INC                      com    023135106       3,143      43,200   SH           SOLE                43,200
AMERICAN PUBLIC EDUCATIO            com    02913V103      12,763     264,350   SH           SOLE               223,150      41,200
AXSYS TECHNOLOGIES INC.             com    054615109      14,800     251,100   SH           SOLE               212,200      38,900
BIG LOTS INC                        com    089302103       8,872     318,775   SH           SOLE               291,475      27,300
BUCKLE INC                          com    118440106      10,321     185,825   SH           SOLE               158,325      27,500
BURLINGTON NORTHERN SANTA FE CORP   com    12189T104       5,121      55,400   SH           SOLE                55,400
CHARLES RIVER LAB                   com    159864107       2,221      40,000   SH           SOLE                40,000
COLDWATER CREEK, INC.               com    193068103       8,142   1,406,175   SH           SOLE             1,196,975     209,200
COLGATE PALMOLIVE                   com    194162103       3,624      48,100   SH           SOLE                48,100
COMMUNITY BANK SYSTEMS              com    203607106       2,087      83,000   SH           SOLE                70,725      12,275
CONCUR TECHNOLOGIES INC.            com    206708109      15,515     405,525   SH           SOLE               345,175      60,350
CONTINENTAL AIRLINES INC            com    210795308       6,672     400,000   SH           SOLE               340,750      59,250
COVIDIEN LTD                        com    G2552X108       2,336      43,450   SH           SOLE                43,450
CURTISS-WRIGHT CORP                 com    231561101       5,286     116,300   SH           SOLE                98,825      17,475
DECKERS OUTDOOR CORP                com    243537107      13,694     131,575   SH           SOLE               112,125      19,450
EMCOR GROUP INC                     com    29084Q100      18,785     713,714   SH           SOLE               606,575     107,139
ERESEARCH TECHNOLOGY INC            com    29481V108       4,821     404,750   SH           SOLE               344,500      60,250
EXIDE TECHNOLOGIES                  com    302051206       3,088     418,375   SH           SOLE               355,600      62,775
EXPRESS SCRIPTS INC.                com    302182100       4,599      62,300   SH           SOLE                62,300
FIRST COMMONWLTH FINL               com    319829107       2,818     209,200   SH           SOLE               178,225      30,975
FLIR SYSTEMS INC                    com    302445101       9,194     239,300   SH           SOLE               239,300
FTI CONSULTING INC                  com    302941109      19,082     264,150   SH           SOLE               224,650      39,500
G-III APPAREL GROUP LTD             com    36237H101       6,638     354,775   SH           SOLE               302,200      52,575
GENESCO INC                         com    371532102      13,615     406,650   SH           SOLE               346,250      60,400
GREEN MTN COFFEE ROASTER            com    393122106      13,013     330,775   SH           SOLE               281,625      49,150
GUESS? INC                          com    401617105      13,590     390,625   SH           SOLE               349,200      41,425
HASBRO INC                          com    418056107       6,031     173,700   SH           SOLE               173,700
HENRY SCHEIN                        com    806407102       3,392      63,000   SH           SOLE                63,000
HUDSON CITY BANCORP                 com    443683107       2,280     123,600   SH           SOLE               123,600
ILLUMINA INC.                       com    452327109      32,788     808,990   SH           SOLE               720,815      88,175
INTUITIVE SURGICAL INC              com    46120E602       4,289      17,800   SH           SOLE                17,800
JEFFERIES GROUP INC                 com    472319102       4,480     200,000   SH           SOLE               170,400      29,600
JO-ANN STORES INC.                  com    47758P307       7,425     353,900   SH           SOLE               301,350      52,550
KENDLE INTERNATIONAL INC            com    48880l107      10,977     245,525   SH           SOLE               209,225      36,300
KOHLS CORP                          com    500255104       4,626     100,400   SH           SOLE               100,400
LAYNE CHRISTENSEN CO.               com    521050104       5,411     152,715   SH           SOLE               129,840      22,875
MAINSOURCE FINANCIAL GRP            com    56062Y102       3,303     168,500   SH           SOLE               143,525      24,975
MANTECH INTL CORP CL A              com    564563104       4,447      75,000   SH           SOLE                63,925      11,075
MARTEK BIOSCIENCES CORP             com    572901106      12,146     386,575   SH           SOLE               329,375      57,200
MASIMO CORP                         com    574795100      11,302     303,825   SH           SOLE               258,850      44,975
MASTERCARD INC. (CI A)              com    57636Q104       2,155      12,150   SH           SOLE                12,150
MCDONALDS CORP                      com    580135101       5,109      82,800   SH           SOLE                82,800
MULTI-FINELINE ELECTRONIX           com    62541B101       3,571     241,450   SH           SOLE               205,500      35,950
MYRIAD GENETICS INC                 com    62855j104      12,483     192,400   SH           SOLE               163,625      28,775
NCR CORP                            com    62886E108       7,625     345,800   SH           SOLE               345,800
NETSCOUT SYSTEMS INC                com    64115T104       5,341     501,975   SH           SOLE               427,625      74,350
NEUTRAL TANDEM INC                  com    64128B108         890      48,000   SH           SOLE                40,850       7,150
NUVASIVE INC                        com    670704105       5,630     114,125   SH           SOLE                97,225      16,900
OWENS CORNING NEW                   com    690742101       1,996      83,500   SH           SOLE                83,500
PANERA BREAD CO                     com    69840w108      19,110     375,445   SH           SOLE               319,720      55,725
PAREXEL INTL CORP                   com    699462107      11,634     405,925   SH           SOLE               345,775      60,150
PNC BANK CORP                       com    693475105         291       3,900   SH           SOLE                 3,900
POLO RALPH LAUREN CORP-CL A         com    731572103       2,199      33,000   SH           SOLE                33,000
POLYPORE INTERNATIONAL INC.         com    73179V103       6,657     309,500   SH           SOLE               262,275      47,225
PROSHARES TRUST ULTRASHORT
  BASIC MATERIALS                   com    74347R651         980      18,400   SH           SOLE                18,400
PROSHARES TRUST ULTRASHORT
  S&P 500 PROSH                     com    74347R883         851      12,100   SH           SOLE                12,100
PSYCHIATRIC SOLUTIONS               com    74439H108       8,057     212,300   SH           SOLE               180,675      31,625
QUALCOMM INC                        com    747525103       4,134      96,200   SH           SOLE                96,200
RAYMOND JAMES FINANCIAL INC         com    754730109       2,071      62,800   SH           SOLE                62,800
ROBBINS & MYERS INC.                com    770196103       5,059     163,575   SH           SOLE               139,300      24,275
SOLERA HOLDINGS INC.                com    83421A104      11,727     408,310   SH           SOLE               347,435      60,875
ST JUDE MEDICAL INC                 com    790849103       2,549      58,600   SH           SOLE                58,600
STARENT NETWORKS CORP.              com    85528P108      11,695     903,825   SH           SOLE               769,150     134,675
STERICYCLE INC                      com    858912108       7,003     118,880   SH           SOLE               118,880
STERLING FINL CORP WA               com    859319105       7,482     516,000   SH           SOLE               439,400      76,600
STRAYER EDUCATION INC               com    863236105       3,424      17,100   SH           SOLE                17,100
SYBASE INC                          com    871130100       3,834     125,200   SH           SOLE               125,200
SYNIVERSE HOLDINGS INC.             com    87163F106      12,285     739,625   SH           SOLE               629,175     110,450
SYNTEL INC.                         com    87162H103         314      12,800   SH           SOLE                10,825       1,975
TALEO CORP.                         com    87424N104      13,195     663,375   SH           SOLE               559,750     103,625
TECHNE CORP                         com    878377100       7,026      97,425   SH           SOLE                82,975      14,450
TELEDYNE TECHNOLOGIES               com    879360105      13,188     230,725   SH           SOLE               196,600      34,125
THERMO FISHER SCIENTIFIC INC.       com    883556102       5,390      98,000   SH           SOLE                98,000
TRUE RELIGION APPAREL               com    89784N104       5,033     194,700   SH           SOLE               165,900      28,800
URBAN OUTFITTERS INC.               com    917047102       6,626     207,900   SH           SOLE               207,900
US BANCORP                          com    902973304       5,194     144,200   SH           SOLE               144,200
V F CORP                            com    918204108       3,433      44,400   SH           SOLE                44,400
VALLEY NATIONAL BANCORP             com    919794107       1,195      57,000   SH           SOLE                48,550       8,450
VISA INC.                           com    92826C839       2,284      37,200   SH           SOLE                37,200
WAL MART STORES INC                 com    931142103       4,522      75,500   SH           SOLE                75,500
WARNACO GROUP INC                   com    934390402      13,895     306,800   SH           SOLE               260,625      46,175
WATSON WYATT WORLDWIDE              com    942712100       7,446     149,725   SH           SOLE               126,850      22,875
WEBSENSE INC                        com    947684106       5,756     257,525   SH           SOLE               219,475      38,050
WELLS FARGO & CO                    com    949746101       3,340      89,000   SH           SOLE                89,000
WILLBROS GROUP INC***               com    969199108       9,259     349,400   SH           SOLE               298,200      51,200
WOODWARD GOVERNOR CO.               com    980745103      15,543     440,700   SH           SOLE               374,400      66,300

                                                                       658,163